Income taxes - Provision, Reconciliation, and Deferred Taxes (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision for taxes
Current taxes		$ 686	$ 782	$ 671
Deferred taxes		(142)	(199)	(145)
Tax expense from continuing operations		544	583	526
Tax expense from discontinued operations		228	273	251
Tax Cuts and Jobs Act effect
Estimated tax benefit from Tax Cuts and Jobs Act	$ (30)
One-time transition tax	26
Reconciliation of taxes:
Income from continuing operations before taxes		$ 2,119	$ 2,102	$ 1,761
Weighted-average global tax rate (as a percent)		22.20%	23.60%	19.90%
Income taxes at weighted average tax rate		$ 470	$ 497	$ 350
Items taxed at rates other than the weighted-average tax rate		(43)	(114)	9
Changes in valuation allowance, net		41	763	(8)
Effects of changes in tax laws and (enacted) tax rates		1	(747)	42
Non-deductible expenses, excluding goodwill		86	58	79
Other, net		(11)	126	54
Tax expense from continuing operations		$ 544	$ 583	$ 526
Effective tax rate for the year (as a percent)		25.70%	27.70%	29.90%
Non-taxable amount of net gains from sale of businesses		$ 17	$ 72
Increase in deferred tax assets	721		721
Deferred tax valuation allowance			668
Income tax reconciliation due to interpretation of tax law and double tax treaty agreement		(22)	148	$ 53
Deferred tax assets:
Unused tax losses and credits	521	600	521
Provisions and other accrued liabilities	761	769	761
Pension	458	476	458
Inventories	263	253	263
Property, plant and equipment and other non-current assets	1,146	1,039	1,146
Other	93	114	93
Total gross deferred tax asset	3,242	3,251	3,242
Valuation allowance	(1,303)	(1,535)	(1,303)	$ (539)
Total gross deferred tax asset, net of valuation allowance	1,939	1,716	1,939
Deferred tax liabilities:
Property, plant and equipment	(210)	(202)	(210)
Intangibles and other assets	(724)	(770)	(724)
Pension and other liabilities	(217)	(153)	(217)
Inventories	(69)	(67)	(69)
Unremitted earnings	(557)	(445)	(557)
Total gross deferred tax liability	(1,777)	(1,637)	(1,777)
Net deferred tax asset (liability)	162	79	162
Included in:
"Deferred taxes"-non-current assets	1,212	1,006	1,212
"Deferred taxes"-non-current liabilities	(1,050)	(927)	(1,050)
Net deferred tax asset (liability)	162	79	162
Unused tax losses and credits, valuation allowance	148	145	148
Foreign subsidiary retained earnings permanently reinvested	$ 100	100	$ 100
Net operating loss carry-forwards, available to certain subsidiaries		2,153
Tax credits, available to certain subsidiaries		120
Expiration through 2038
Included in:
Net operating loss carry-forwards, available to certain subsidiaries		1,413
Tax credits, available to certain subsidiaries		95
Central Europe
Reconciliation of taxes:
Changes in valuation allowance, net		$ 40